PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2022	2023
	RMB	RMB	US$
Office and electronic equipment	26,218,343	21,073,385	2,968,124
Leasehold improvements	14,104,497	14,254,811	2,007,748
Motor vehicles	1,885,725	1,607,517	226,414
Property and equipment, gross	42,208,565	36,935,713	5,202,286
Less accumulated depreciation	27,518,577	28,696,676	4,041,842
Property and equipment, net	14,689,988	8,239,037	1,160,444